TRADE RECEIVABLES AND OTHER CURRENT ASSETS - Schedule of Brookfield Renewables Trade Receivables and Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Trade Receivables and Other Current Assets [Abstract]
Trade receivables	$ 920	$ 808
Prepaids and other	207	174
Sales tax receivables	208	193
Inventory	177	154
Tax receivables	377	91
Deposits and advances	142	200
Collateral deposits	151	197
Current Portion Of Contract Asset	74	65
Other short-term receivables	286	242
Trade receivables and other current assets, net	$ 2,542	$ 2,124